Derivative Instruments and Hedging Activities (Details) - Schedule of Trading Gains (Losses) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ 209,238	$ (2,399,103)	$ (344,742)
Agriculture [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	441,400	(361,619)	(1,105,067)
Currency [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(221,046)	(598,618)	(1,380,681)
Energy [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(430,320)	(483,184)	63,841
Indices [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	394,694	(655,571)	865,269
Interest Rates [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(204,765)	162,682	935,552
Metal [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ 229,275	$ (462,793)	$ 276,344